EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT
Employee benefit expenses	¥ 209,769	¥ 177,521	¥ 77,708